Note 18 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
18.	Commitments and Contingencies

•	From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. On August 5, 2015, our Aframax tanker “Spike” was arrested. This action related to security sought in connection with an arbitration proceeding involving a vessel not in the Company’s fleet that the applicant claims is under common control with the MT “Spike”. On August 20, 2015, the Company in order to secure the vessel’s release, lodged to the court a bank guarantee amounting to $9,837,000. As of December 31, 2015, this amount was in a restricted account and is presented under current restricted cash in the consolidated balance sheet. The Company believes that the outcome of this case will not have a material effect on its operations and financial position and will possibly result in the release of the bank guarantee and an equal increase in the cash flows from investing activities.

•	During 2014, the Company has entered into separate agreements to acquire six LPG carriers which are currently under construction, and are described in Notes 3 and 5. The Company has future outstanding commitments for installment payments for these agreements as follows:

December 31	Amount
2016	62,365,151
2017	145,824,000

208,189,151

•	Future minimum contractual charter revenues, gross of commissions, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of December 31, 2015, amount to $82,976,254 during 2016, $41,053,799 during 2017, $24,228,368 during 2018, $19,432,253 during 2019 and $17,677,068 during 2020. These amounts do not include any assumed off-hire. Of these amounts, $7,412,400 for the year ending December 31, 2016 and $2,023,500 for the year ending December 31, 2017 relate to time charter agreements with Emihar Petroleum Inc.as discussed in Note 3.